Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	June 30, 2022	December 31, 2021
Prepaid voyage costs	$4,353	$2,829
Inventories	26,408	21,072
Claims receivable	26,459	5,568
Other	4,368	3,651
Total prepaid expenses and other current assets	$61,588	$33,120